Income taxes (Tables)	9 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense
Income taxes recognized during the three and nine months ended September 30, 2019 and September 30, 2018, comprise:

	Three Months Ended		Nine Months Ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
	(in thousands)		(in thousands)
Provision for income taxes	$13,020	$11,526	$37,516	$31,388
Tax impact of restructuring and other items	—	—	—	(1,453)
Provision for income taxes	$13,020	$11,526	$37,516	$29,935